Total Equity - Treasury Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2026	May 11, 2023	May 17, 2018
Disclosure of reserves within equity [line items]
Maximum authorized pro rata acquisition of treasury shares							€ 120
Maximum percentage of issued share capital that can be held by the entity	10.00%
Total acquisition cost	€ 1,937	[1]	€ 2,106	€ 949
New share repurchase program
Disclosure of reserves within equity [line items]
Maximum authorized pro rata acquisition of treasury shares					€ 10,000
Highest
Disclosure of reserves within equity [line items]
Maximum authorized pro rata acquisition of treasury shares						€ 5,000
Total acquisition cost	€ 1,916		€ 2,108

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.